Condensed Interim Statements of Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expenses
Consulting fee (recovery) (note 10)	$ (12,716)	$ 0	$ 0	$ 0
Finance and interest (notes 7 and 10)	8,754	9,115	17,501	18,589
Legal, accounting and audit	10,604	0	10,604	0
Employee benefits (note 10)	21,111	0	58,661	0
Office, rent and miscellaneous (note 7)	6,126	6,133	12,335	12,347
Regulatory and transfer fees	8,589	11,051	11,662	14,246
Gain on debt settlement	0	(53,371)	0	(53,371)
Total Expenses	(42,468)	(27,072)	(110,763)	(8,189)
Net and Comprehensive Income/(Loss) for the Period	$ (42,468)	$ 27,072	$ (110,763)	$ 8,189
Basic Income/(Loss) per Common Share	$ (0.00)	$ 0.00	$ (0.01)	$ 0.00
Diluted Income/(Loss) per Common Share	$ (0.00)	$ 0.00	$ (0.01)	$ 0.00
Weighted Average Number of Common Shares Outstanding basic	13,745,947	8,778,914	13,745,947	7,270,809
Weighted Average Number of Common Shares Outstanding diluted	13,745,947	8,778,914	13,745,947	7,270,809